UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                            OPPENHEIMER VALUE FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.1%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.1%
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
McDonald's Corp.                                                                         860    $     26,780
-------------------------------------------------------------------------------------------------------------
MEDIA--5.2%
Liberty Media Corp., Cl. A                                                               100           1,037
-------------------------------------------------------------------------------------------------------------
News Corp., Cl. A                                                                      1,600          27,072
-------------------------------------------------------------------------------------------------------------
News Corp., Cl. B                                                                        200           3,522
-------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                                        12,010         113,615
                                                                                                -------------
                                                                                                     145,246

CONSUMER STAPLES--5.7%
-------------------------------------------------------------------------------------------------------------
TOBACCO--5.7%
Altria Group, Inc.                                                                     2,460         160,859

ENERGY--10.6%
-------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Halliburton Co.                                                                        2,040          88,230
-------------------------------------------------------------------------------------------------------------
OIL & GAS--7.5%
BP plc, ADR                                                                            2,520         157,248
-------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                            1,200          53,016
                                                                                                -------------
                                                                                                     210,264

FINANCIALS--24.6%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.4%
Bank of America Corp.                                                                  2,488         109,721
-------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                      1,670          99,866
                                                                                                -------------
                                                                                                     209,587
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.6%
Citigroup, Inc.                                                                        3,130         140,662
-------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                 390          26,774
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                           800          75,328
                                                                                                -------------
                                                                                                     242,764

-------------------------------------------------------------------------------------------------------------
INSURANCE--6.0%
Everest Re Group Ltd.                                                                    300          25,533
-------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                        3,650         100,448
-------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                    1,400          41,580
                                                                                                -------------
                                                                                                     167,561
-------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide Financial Corp.                                                            1,000          32,460
-------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              660          41,712
                                                                                                -------------
                                                                                                      74,172

HEALTH CARE--2.6%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Wyeth                                                                                  1,750          73,815

INDUSTRIALS--19.7%
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--9.5%
Empresa Brasileira de Aeronautica SA, ADR                                                770          24,101
-------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                          4,000         148,840
-------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                           2,410          93,267
                                                                                                -------------
                                                                                                     266,208


1            |            OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.9%
Cendant Corp.                                                                          6,690    $    137,413
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.3%
General Electric Co.                                                                   2,680          96,641
-------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                1,580          53,404
                                                                                                -------------
                                                                                                     150,045

INFORMATION TECHNOLOGY--13.3%
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.1%
International Business Machines Corp.                                                    950          86,811
-------------------------------------------------------------------------------------------------------------
SOFTWARE--10.2%
Compuware Corp. 1                                                                      4,100          29,520
-------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                        3,500          84,595
-------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                        11,300          67,348
-------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                       2,800          50,680
-------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                  1,460          57,086
                                                                                                -------------
                                                                                                     289,229

MATERIALS--4.4%
-------------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Praxair, Inc.                                                                          1,390          66,525
-------------------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
Alcan, Inc.                                                                            1,500          56,880

TELECOMMUNICATION SERVICES--3.9%
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
IDT Corp., Cl. B 1                                                                     3,680          54,427
-------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                           1,580          56,090
                                                                                                -------------
                                                                                                     110,517

UTILITIES--7.2%
-------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.1%
AES Corp. (The) 1                                                                      5,750          94,185
-------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                     1,800          23,472
-------------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                             780          26,598
-------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                 2,500          28,450
                                                                                                -------------
                                                                                                     172,705
-------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Sempra Energy                                                                            760          30,278
                                                                                                -------------
Total Common Stocks (Cost $2,294,280)                                                              2,765,889

                                                                                   PRINCIPAL
                                                                                      AMOUNT
-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.7%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $131,010 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684 (Cost $131,000)                                      $  131,000         131,000


2            |            OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,425,280)                                          102.8%   $  2,896,889
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (2.8)        (78,451)

                                                                                -----------------------------
NET ASSETS                                                                             100.0%   $  2,818,438

                                                                                =============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $ 2,425,280
                                                      ===========

Gross unrealized appreciation                         $   501,164
Gross unrealized depreciation                             (29,555)
                                                      -----------
Net unrealized appreciation                           $   471,609
                                                      ===========

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and


3            |            OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4            |            OPPENHEIMER VALUE FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Value Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005